Investments	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Investments

Investment in CPEC LLC

The Company uses the equity method to account for its 35.0% ownership interest in CPEC. During fiscal 2003, CPEC licensed bucindolol, a drug previously under development by the Company for the treatment of heart failure, to ARCA in return for possible future royalty and milestone payments. During fiscal 2008, CPEC declared and paid a dividend of which the Company received $175,000. The dividend was paid upon receipt of a milestone payment by CPEC from ARCA, which was triggered upon the filing of a New Drug Application for bucindolol with the FDA. Also as a result of the filing of the New Drug Application with the FDA, the Company was obligated to pay $413,000, which the Company elected to pay in the form of stock to the majority owner of CPEC who in turn paid the original licensors of bucindolol per the terms of the 1994 Purchase Agreement of CPEC. On November 6, 2009, we issued 1,099,649 shares to the majority owner of CPEC to satisfy the obligation.

CPEC had $91,000 of net assets at each of September 30, 2011 and 2010. Aeolus’ share of CPEC’s net assets is included in other assets and the Company has no operations or activities unrelated to the out licensing of bucindolol.